Note 23 - Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 23 - SUBSEQUENT EVENTS

On February 20, 2015, the Company announced that its Board of Directors declared a quarterly cash dividend of $0.14 per share on the Company’s common stock. The dividend is payable on March 13, 2015 to shareholders of record as of March 2, 2015.